Goodwill	9 Months Ended
Sep. 30, 2014
Goodwill
2. Goodwill

	Nine months ended	Year ended
	September 30,	December 31,
	2014	2013
	(in thousands)

Opening balance	$357,523	$315,441
Current period acquisitions	148,110	36,922
Foreign exchange movement	(7,512)	5,160

Closing balance	$498,121	$357,523